Asset Held For Sale - Summary of Assets Held for Sale (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Owned aircraft [member]
Assets held for sale [line items]
Assets held for sale	¥ 709	¥ 1,292